Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues
Operating Expenses
Other General & Administrative Expense	1,727	3,673	39,343	3,673
Total Operating Expenses	1,727	3,673	39,343	3,673
Profit/(Loss) from operations	(1,727)	(3,673)	(39,343)	(3,673)
Other Income/(Expenses)
Total Other Income/(Expenses)
Net Income/(Loss) before Income Taxes	(1,727)	(3,673)	(39,343)	(3,673)
Income Tax Benefit
Net Income/(Loss)	$ (1,727)	$ (3,673)	$ (39,343)	$ (3,673)
Net Loss per Common Share - Basic and Diluted	$ 0	$ 0	$ 0	$ 0
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	730,039,317	730,039,317	730,039,317	730,039,317